UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1702 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		 12/31/2009
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    53

Form 13F Information Table Value Total:  $179,700,500.00


List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


                                        	     Value	Shares/  Invstmt
Name of Issuer                    Class	 CUSIP	     (x$1000)   Prn Amt  Dscretn
------------------------         ------- --------    ---------  ------  ------



Apple Inc Com              	Com	37833100	697	1722	SOLE
At&T Inc Com               	Com	00206R102   	317	10468	SOLE
Bank Of America 	   	Com	60505104	56	10094	SOLE
Blackrock Fds In	 		91929109	2399	81536	SOLE
Blackrock Nation	    		09253C744   	131	12520	SOLE
Buffalo USA Glob	 		            	4810	195214	SOLE
Chevron Corp Com           	Com	166764100	257	2417	SOLE
China Voice Hold	   	Com	16946A100   	0	22000	SOLE
Conocophillips C	   	Com	20825C104   	273	3742	SOLE
Envirokare Tech 	 	Com	            	0	30000	SOLE
Exxon Mobil Corp	 	Com	30231G102   	664	7831	SOLE
Fidelity Cap & I			316062108	186	21470	SOLE
Fmi Common Stock	 		30249V109   	2365	98262	SOLE
Franklin Custodi 			353496300	125	59738	SOLE
Franklin Custodi	 		353496607	70	10144	SOLE
Franklin Federal			            	148	12060	SOLE
Franklin Russell	 		            	372	6542	SOLE
Franklin Russell	 		            	374	36144	SOLE
Fulton Financial	  	Com	360271100	108	11010	SOLE
General Electric	  	Com	369604103	281	15664	SOLE
Hartford Eq Inc 	 		416648558	5218	607483	SOLE
Inland American 		Com	            	72	10000	SOLE
Intl Business Ma	 	Com	459200101	300	1630	SOLE
INVESCO Van Kamp	 		            	2241	147320	SOLE
Ishares Barclay 	 		464287226	38626	350346	SOLE
Ishares Barclays	 	Com	            	17600	150828	SOLE
iShares Floating 		Com	            	337	6878	SOLE
Ishares Msci Eaf	 	Com	464287465	2139	43187	SOLE
Ishares Msci Eme	 	Com	464287234	2168	57137	SOLE
Ishares S&P 500 		Com	464287309	16317	241989	SOLE
Ishares S&P 500 	 	Com	464287408	2308	39912	SOLE
Ishares S&P Mdcp 	 	Com	464287705	2420	31846	SOLE
Ishares S&P Midc		Com	464287606	9582	97056	SOLE
Ishares S&P Smal	 	Com	464287887	7604	102112	SOLE
Ishares S&P Smal	 	Com	464287879	3102	44473	SOLE
Ishares Tr Barcl	  	Com	464288638	1062	9911	SOLE
Johnson & Johnso	   	Com	478160104	581	8855	SOLE
Jts Corp Deliste	  	Com	465940104	0	11000	SOLE
Pimco Total Retu			693391674	12607	1159773	SOLE
Priceline.Com  I	  	Com	741503403	478	1021	SOLE
Royce Fd Low Pri			780905808	261	18265	SOLE
Scout Fds Intl F			904199403	2513	89864	SOLE
Sterling Energy 		Com	            	0	64370	SOLE
Stratton Fds Inc			863137105	3935	79024	SOLE
Templeton Global			880208103	13496	1087504	SOLE
Vanguard Fixed I			922031406	340	31950	SOLE
Vanguard Inflati			            	268	18994	SOLE
Vanguard Tax Exe			922907704	1675	150113	SOLE
Vanguard Tax Exe			922907209	451	32175	SOLE
Vanguard Total B			921937108	189	17160	SOLE
Verizon Communic		Com	92343V104   	319	7943	SOLE
Warnaco Group In		Com	934390105	0	22000	SOLE
Western Asset Fd			957663602	17857	1608777	SOLE








REPORT SUMMARY                54   	DATA RECORDS	179700